Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000018286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Limited Maturity Bond Fund
Accumulated Value	$ 10,000		$ 10,259	$ 10,431	$ 10,578	$ 11,096	$ 11,501	$ 11,544	$ 11,027	$ 11,795	$ 12,459	$ 13,227
C000018287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Index 500 Fund
Accumulated Value	10,000		11,152	13,550	12,906	16,915	20,019	25,682	20,985	26,413	32,912	38,662
C000018288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Growth Fund
Accumulated Value	10,000		10,642	13,524	13,559	18,709	27,967	32,625	22,618	27,118	27,718	27,953
C000018289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Value Fund
Accumulated Value	10,000		11,720	13,766	11,674	13,662	11,983	14,292	13,487	15,021	17,020	18,177
C000018290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Large Cap Growth Fund
Accumulated Value	10,000		10,596	13,583	13,675	19,114	23,346	29,381	23,743	29,404	34,133	37,479
C000018291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Core Value Fund
Accumulated Value	10,000		12,277	13,694	11,907	15,333	15,578	19,186	18,902	20,023	21,702	23,586
C000018292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund
Accumulated Value	10,000		10,549	11,330	10,855	14,380	13,916	19,858	14,823	16,570	17,631	18,037
C000018293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Quality Bond Fund
Accumulated Value	10,000		10,431	10,907	10,900	11,903	12,907	12,818	11,071	11,822	12,104	13,019
C000018294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Bond Fund
Accumulated Value	10,000		11,565	12,422	12,139	14,043	15,099	15,872	14,873	16,541	17,842	19,425
C000018295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Large Growth Stock Fund
Accumulated Value	10,000		10,110	13,462	13,286	17,330	23,738	27,639	16,718	24,626	31,806	36,664
C000018296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Large Cap Value Fund
Accumulated Value	10,000		11,162	12,792	11,806	14,584	14,921	19,082	18,271	20,405	22,967	25,263
C000018297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Flexibly Managed Fund
Accumulated Value	10,000		10,818	12,440	12,499	15,565	18,340	21,693	19,063	22,604	25,417	28,459
C000018298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Fund
Accumulated Value	10,000		9,484	12,489	10,941	14,012	16,104	18,073	14,131	16,286	17,227	18,754
C000018299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Value Fund
Accumulated Value	10,000		12,475	14,004	12,060	14,838	15,185	19,234	16,400	18,272	19,702	21,826
C000018300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Growth Fund
Accumulated Value	10,000		10,871	13,571	12,942	16,597	21,920	23,823	18,048	21,413	24,169	26,261
C000063367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Aggressive Allocation Fund
Accumulated Value	10,000		10,746	12,903	11,673	14,388	15,719	18,300	15,464	17,843	20,000	22,500
C000063368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderately Conservative Allocation Fund
Accumulated Value	10,000		10,603	11,662	11,257	12,926	13,963	15,169	13,456	14,897	15,993	17,515
C000063369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Index Fund
Accumulated Value	10,000		12,037	13,697	12,139	15,111	18,035	20,623	16,279	18,922	20,959	23,475
C000063370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SMID Cap Growth Fund
Accumulated Value	10,000		10,627	13,556	12,811	17,672	26,917	28,998	20,740	23,638	26,521	27,050
C000063371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SMID Cap Value Fund
Accumulated Value	10,000		12,520	14,148	12,003	14,386	14,594	19,787	16,628	19,402	21,247	21,800
C000063372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Fund
Accumulated Value	10,000		10,837	12,383	12,026	14,631	16,792	19,440	16,219	19,113	22,020	24,963
C000063373 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Fund
Accumulated Value	10,000		10,471	11,139	10,990	12,184	13,040	13,629	12,286	13,394	14,163	15,365
C000063374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Developed International Index Fund
Accumulated Value	10,000		10,035	12,496	10,738	12,996	14,007	15,483	13,111	15,369	15,765	20,589
C000063375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund
Accumulated Value	10,000		10,580	14,286	11,791	13,996	15,455	14,586	11,170	11,356	10,932	14,027
C000063376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Large Core Growth Fund
Accumulated Value	10,000		10,012	13,294	13,748	17,497	30,706	29,497	13,718	18,571	22,834	24,810
C000063377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Large Core Value Fund
Accumulated Value	10,000		10,955	12,620	11,787	15,288	15,694	19,533	18,903	20,474	22,837	25,620
C000063378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderate Allocation Fund
Accumulated Value	10,000		10,696	12,194	11,476	13,614	14,944	16,636	14,338	16,170	17,646	19,617
C000063379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderately Aggressive Allocation Fund
Accumulated Value	10,000		10,752	12,643	11,653	14,187	15,524	17,904	15,312	17,524	19,460	21,794
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Bloomberg U S Government Credit 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Accumulated Value	10,000		10,128	10,214	10,377	10,795	11,155	11,102	10,693	11,186	11,673	12,297
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
FTSE NAREIT All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT All Equity REITs Index
Accumulated Value	10,000		10,863	11,805	11,328	14,575	13,828	19,539	14,664	16,330	17,133	17,522
Bloomberg U S High Yield Ba B 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Accumulated Value	10,000		11,409	12,199	11,969	13,786	14,843	15,533	13,890	15,634	16,692	18,158
MSCI ACWI ex U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-U.S. Index
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		11,119	15,264	13,039	15,443	18,270	17,805	14,228	15,626	16,799	22,437
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		12,000	13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Accumulated Value	10,000		10,973	13,656	12,637	16,763	23,547	24,735	18,251	21,706	24,723	27,272
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Value Index
Accumulated Value	$ 10,000		$ 12,520	$ 13,817	$ 12,110	$ 14,963	$ 15,693	$ 20,053	$ 17,429	$ 20,214	$ 22,434	$ 25,291